Goodwill and Intangible Assets (Details1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 968,485	$ 969,467
Identifiable intangibles on acquisition of Intermeccanica
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	406,769	407,751
Goodwill on acquisition of Intermeccanica
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	549,760	549,760
Other intangibles
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 11,956	$ 11,956